Merger and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information
Unaudited Pro Forma
Susser, Sunoco LLC, Sunoco Retail, MACS, and Aloha
Twelve Months Ended
December 31, 2014
Revenues	$26,275,559
Net income attributable to partners	$87,864

ETP Merger [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the final “push down” accounting allocation to our assets and liabilities as of the date presented (in thousands):

August 31, 2014
Current assets	$171,434
Property and equipment	272,930
Goodwill	590,042
Intangible assets	70,473
Other noncurrent assets	811
Current liabilities	(154,617)
Other noncurrent liabilities	(255,289)
Net assets	$695,784

MACS [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the recording of the assets and liabilities at their respective carrying values as of the date presented (in thousands):

August 31, 2014
Current assets	$96,749
Property and equipment	463,772
Goodwill	118,610
Intangible assets	90,676
Other noncurrent assets	48,913
Current liabilities	(45,151)
Other noncurrent liabilities	(186,661)
Net assets	586,908
Net deemed contribution	(21,095)
Cash acquired	(60,798)
Total cash consideration, net of cash acquired	$505,015

Aloha Petroleum, Ltd [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the final allocation of the assets and liabilities as of the date presented (in thousands):

December 16, 2014
Current assets	$67,012
Property and equipment	127,916
Goodwill	105,615
Intangible assets	74,706
Other noncurrent assets	732
Current liabilities	(20,127)
Other noncurrent liabilities	(70,465)
Total consideration	285,389
Cash acquired	(30,597)
Contingent consideration	(18,300)
Total cash consideration, net of cash acquired and contingent consideration	$236,492

Sunoco LLC and Sunoco Retail LLC [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the recording of the assets and liabilities at their respective carrying values as of August 31, 2014, (in thousands):

	Sunoco LLC	Sunoco Retail	Total
Current assets	$1,107,007	$328,928	$1,435,935
Property and equipment	384,100	709,793	1,093,893
Goodwill	—	1,289,398	1,289,398
Intangible assets	182,477	293,928	476,405
Other noncurrent assets	2,238	—	2,238
Current liabilities	(641,400)	(146,368)	(787,768)
Other noncurrent liabilities	(7,293)	(339,536)	(346,829)
Net assets	$1,027,129	$2,136,143	3,163,272
Net deemed contribution			(188,272)
Cash acquired			(24,276)
Total cash consideration, net of cash acquired (1)			$2,950,724

(1)	Total cash consideration, net of cash acquired, includes $775.0 million paid on April 1, 2015 and $2.2 billion paid on March 31, 2016.

Susser [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the final recording of the assets and liabilities at their respective carrying values as of the date presented, (in thousands):

August 31, 2014
Current assets	$217,244
Property and equipment	983,900
Goodwill	976,631
Intangible assets	541,054
Other noncurrent assets	38,216
Current liabilities	(246,009)
Other noncurrent liabilities	(842,310)
Net assets	1,668,726
Net deemed contribution	(701,871)
Cash acquired	(63,801)
Total cash consideration, net of cash acquired	$903,054